Senior Debentures and Innovative Capital Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Borrowings
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2024	2023
Encumbrances on real estate	CAD	Current — 2032	$294	$258
Encumbrances on real estate	USD	2028	67	75
Total borrowed funds			$361	$333
The following obligations are included in Senior debentures as at December 31:

	Interest rate	Earliest par call or redemption date	Maturity	2024	2023
Sun Life Assurance senior debentures:
Issued to Sun Life Capital Trust ("SLCT I")
Series B issued June 25, 2002	7.093%	June 30, 2032(2)	2052	$200	$200
Fair value				$228	$220

(1)    All senior debentures are unsecured, and redemptions are subject to regulatory approval.
(2)    Redeemable in whole or in part on any interest payment date or in whole upon the occurrence of a Regulatory Event or Tax Event, as described in the debenture. Prior to June 30, 2032, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.32%; from June 30, 2032, the redemption price is par.
The following obligations are included in Subordinated debt as at December 31, and qualify as capital for Canadian regulatory purposes:

	Interest rate	Earliest par call date(1)		Maturity	2024	2023
Sun Life Assurance:
Issued May 15, 1998(2)	6.30%	n/a		2028	$150	$150
Sun Life Financial Inc.:
Issued May 29, 2007(3)	5.40%	May 29, 2037	(4)	2042	399	398
Issued August 13, 2019(5)	2.38%	August 13, 2024		2029	—	750
Issued May 8, 2020(6)	2.58%	May 10, 2027		2032	998	997
Issued October 1, 2020(7)	2.06%	October 1, 2030		2035	747	747
Issued November 18, 2021(8)	2.46%	November 18, 2026		2031	499	498
Issued November 18, 2021(9)	2.80%	November 21, 2028		2033	997	996
Issued November 18, 2021(10)	3.15%	November 18, 2031		2036	498	498
Issued August 10, 2022(11)	4.78%	August 10, 2029		2034	648	647
Issued July 4, 2023(12)	5.50%	July 4, 2030		2035	497	497
Issued May 15, 2024(13)	5.12%	May 15, 2031		2036	746	—
Total subordinated debt					$6,179	$6,178
Fair value					$6,179	$5,888
(1)    Subject to regulatory approval all obligations are redeemable 5-years after issuance date. From the date noted, the redemption price is par and redemption may only occur on a scheduled interest payment date.
(2)    6.30% Debentures, Series 2, due 2028, issued by The Mutual Life Assurance Company of Canada, which subsequently changed its name to Clarica Life Insurance Company ("Clarica") and was amalgamated with Sun Life Assurance. These debentures are redeemable at any time. Prior to May 15, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.16%.
(3)    Series 2007-1 Subordinated Unsecured 5.40% Fixed/Floating Debentures due 2042. From May 29, 2037, interest is payable at 1.00% over CDOR, subject to any necessary action to reflect the replacement of CDOR.
(4)    For redemption of the 2007 debentures prior to the date noted, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.250%.
(5)    Series 2019-1 Subordinated Unsecured 2.38% Fixed/Floating Debentures due 2029. On August 13, 2024, SLF Inc. redeemed all of the outstanding $750 principal amount of these debentures in accordance with the redemption terms attached to such debentures.
(6)    Series 2020-1 Subordinated Unsecured 2.58% Fixed/Floating Debentures due 2032. From May 10, 2027, interest is payable at 1.66% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform. Between May 10, 2025 and May 10, 2027, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.515%.
(7)    Series 2020-2 Subordinated Unsecured 2.06% Fixed/Floating Debentures due 2035. From October 1, 2030, interest is payable at 1.03% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform. Between October 1, 2025 and October 1, 2030, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.380%.
(8)    Series 2021-1 Subordinated Unsecured 2.46% Fixed/Floating Debentures due 2031. From November 18, 2026, interest is payable at 0.44% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform.
(9)    Series 2021-2 Subordinated Unsecured 2.80% Fixed/Floating Debentures due 2033. From November 21, 2028, interest is payable at 0.69% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform. Between November 21, 2026 and November 21, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.285%.
(10)    Series 2021-3 Subordinated Unsecured 3.15% Fixed/Floating Debentures due 2036. From November 18, 2031, interest is payable at 0.91% over CDOR, subject to transition to an alternative benchmark rate due to the interest rate benchmark reform. Between November 18, 2026 and November 18, 2031, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.335%.
(11)    Series 2022-1 Subordinated Unsecured 4.78% Fixed/Floating Debentures due 2034. From August 10, 2029, interest is payable at 1.96% over the CORRA. Between August 10, 2027 and August 10, 2029, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.520%.
(12)    Series 2023-1 Subordinated Unsecured 5.50% Fixed/Floating Debentures due 2035. From July 4, 2030, interest is payable at 1.93% over the CORRA. Between July 4, 2028 and July 4, 2030, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.525%.
(13)    Series 2024-1 Subordinated Unsecured 5.12% Fixed/Floating Debentures due 2036. From May 15, 2031, interest is payable at 1.46% over the CORRA. Between May 15, 2029 and May 15, 2031, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.355%.

Schedule of Significant Terms and Conditions
The table below presents additional significant terms and conditions of the SLEECS:

Issuer	Issuance date	Distribution or interest payment dates	Annual yield	Redemption date at the issuer’s option	Conversion date at the holder’s option	Principal amount
Sun Life Capital Trust ("SLCT I")(1)(2)(3)(4)
SLEECS B	June 25, 2002	June 30, December 31	7.093%	June 30, 2007	Any time	$200

(1)    Subject to regulatory approval, SLCT I may (i) redeem any outstanding SLEECS, in whole or in part, on the redemption date specified above or on any distribution date thereafter and (ii) may redeem all, but not part of any class of SLEECS upon occurrence of a Regulatory Event or a Tax Event, prior to the redemption date specified above.
(2)    The SLEECS B may be redeemed for cash equivalent to (i) the greater of the Early Redemption Price or the Redemption Price if the redemption occurs prior to June 30, 2032 or (ii) the Redemption Price if the redemption occurs on or after June 30, 2032. Redemption Price is equal to one thousand dollars plus the unpaid distributions, other than unpaid distributions resulting from a Missed Dividend Event, to the redemption date. Early Redemption Price for the SLEECS B is the price calculated to provide an annual yield, equal to the yield of a Government of Canada bond issued on the redemption date that has a maturity date of June 30, 2032, plus 32 basis points, plus the unpaid distributions, other than unpaid distributions resulting from a Missed Dividend Event, to the redemption date.
(3)    The non-cumulative perpetual preferred shares of Sun Life Assurance issued upon an Automatic Exchange Event in respect of the SLEECS B will become convertible, at the option of the holder, into a variable number of common shares of SLF Inc. on distribution dates on or after December 31, 2032.
(4)    Holders of SLEECS B may exchange, at any time, all or part of their SLEECS B units for non-cumulative perpetual preferred shares of Sun Life Assurance at an exchange rate for each SLEECS of 40 non-cumulative perpetual preferred shares of Sun Life Assurance. SLCT I will have the right, at any time before the exchange is completed, to arrange for a substituted purchaser to purchase SLEECS tendered for surrender to SLCT I so long as the holder of the SLEECS so tendered has not withheld consent to the purchase of its SLEECS. Any non-cumulative perpetual preferred shares issued in respect of an exchange by the holders of SLEECS B will become convertible, at the option of the holder, into a variable number of common shares of SLF Inc. on distribution dates on or after December 31, 2032.